Subsequent Events	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Subsequent Events
29 .	Subsequent Events
Declaration of Dividend
The Company has revised its dividend policy, fixing the quarterly dividend to be $
0.155
per common share. The declaration, timing, amount and payment of future dividends remain at the discretion of the Board of Directors.
On March 14, 2024, the Board of Directors declared a dividend in the amount of $0.155 per common share, with this dividend being payable to shareholders of record on April 3, 2024 and is expected to be distributed on or about April 15, 2024. The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares based on the Average Market Price, as defined in the
DRIP.
Closing of the Acquisition of Existing Platreef & Kudz Ze Kayah PMPAs
On November 15, 2023, the Company announced that it had entered into a definitive agreement with certain entities advised by Orion Resource Partners (“Orion”) to acquire existing streams in respect of Ivanhoe Mines’ Platreef Project (the “Platreef Streams”) and BMC Minerals’ Kudz Ze Kayah Project (the “Kudz Ze Kayah Streams”). The Company paid $450 million to Orion on February 27, 2024, being the closing date of the acquisition of the Platreef Gold PMPA, Platreef Palladium and Platinum PMPA and the KZK PMPA. An additional $5 million contingency payment is due to Orion if the KZK project achieves certain milestones.
The Platreef Project is located in Johannesburg, South Africa. Under the Platreef Gold PMPA, the Company is entitled to purchase 62.5% of the payable gold until a total of 218,750 ounces of gold has been delivered to the Company, at which point the Company will be entitled to purchase 50% of the payable gold production until a total of 428,300 ounces of gold has been delivered. Once the threshold has been achieved, the Company will be entitled to purchase 3.125% of the payable gold production if certain conditions are met. Under the Platreef Gold PMPA, the Company will make ongoing payments for the gold ounces delivered equal to $100 per ounce until a total of 428,300 ounces of gold have been delivered, increasing to 80% of the spot price of gold thereafter.
Under the Platreef palladium and platinum PMPA (the “Platreef PGM PMPA”), the Company is entitled to purchase 5.25% of the payable palladium and platinum production until a total of 350,000 ounces of combined palladium and platinum have been received. Once the threshold has been achieved, the stream will be reduced to 3.0% of the payable palladium and platinum production until 485,115 ounces have been delivered, at which point the stream will be reduced to 0.1% of the payable palladium and platinum production if certain conditions are met. Under the Platreef PGM PMPA, the Company will make ongoing payments for the palladium and platinum ounces delivered equal to 30% of the respective spot prices until 485,115 combined ounces have been received, increasing to 80% of the spot price of palladium and platinum thereafter.
The Kudz Ze Kayah stream is located in Yukon, Canada. Under the Kudz Ze Kayah PMPA (the “KZK PMPA”), the Company is entitled to purchase staged percentages of produced gold and produced silver ranging from 6.875% to 7.375% depending on the timing of such deliveries, until 330,000 ounces of gold and 43.30 million ounces of silver are produced and delivered, reducing to a range of 5.625% to 6.125% until a further 59,800 ounces of gold and 7.96 million ounces of silver are produced and delivered, further reducing to a range of 5.000% to 5.500% until a further 270,200 ounces of gold and 35.34 million ounces of silver are produced and delivered (for a total of 660,000 ounces of gold and 86.60 million ounces of silver), and thereafter ranging between 6.25% and 6.75%. Under the KZK PMPA, the Company will make ongoing payments for the gold and silver ounces delivered equal to 20% of the spot gold and silver price. Under the KZK PMPA, BMC Minerals has a buyback option to repurchase 50% of the stream for a period of 30 days after June 22, 2026, for $36 million.
Acquisition of DeLamar Royalty
On February 20, 2024, the Company purchased a

1.5
%
net smelter return royalty interest in the DeLamar and Florida mountain project located in Idaho, United States from Integra Resources Corporation for
$
9.75
million to be paid in two equal installments. The first installment of
$
4.875
million was paid on closing on March 7, 2024. The second installment is expected to be paid four months
after the first installment.